Goodwill and other intangible assets - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 0
Period for internal cash flows forecasts	4 years
Percentage of long term future growth rate	3.00%
Discount rate post tax reflects the weighted average cost of capital adjusted	12.00%